BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES - Recently Adopted Accounting Standards (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revision of Prior Period [Line Items]
Increase in cash and cash equivalents	$ 998	$ 900	$ 607	$ 483
Decrease in restricted cash	(139)	(153)
Increase in cash used in investing activities	5,066	2,544	382
Revision of Prior Period, Accounting Standards Update, Adjustment
Revision of Prior Period [Line Items]
Increase in cash and cash equivalents	268	136	176
Decrease in restricted cash	$ 268	136
Increase in cash used in investing activities		$ 40	$ 44